Trade and other receivables, net - Summary of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Non-current
Trade receivables	$ 0	$ 6,597
Advances to suppliers	2,343	2,363
Income tax credits	4,429	6,955
Non-income tax credits	15,998	1,863
Judicial deposits	2,908	3,191
Receivable from disposal of subsidiary (Note 21)	10,944	0
Other receivables	2,198	1,138
Trade and other receivables, net	38,820	22,107	[1]	$ 17,412
Current
Trade receivables	66,001	52,294
Prepaid expenses	9,396	11,565
Advances to suppliers	43,365	36,497
Income tax credits	2,560	2,046
Non-income tax credits	28,232	38,865
Receivable from disposal of subsidiary (Note 21)	3,709	0
Cash collateral	1,505	380
Receivables from related parties (Note 31)	324	176
Other receivables	3,594	8,284
Subtotal	92,685	97,813
Trade and other receivables, net	158,686	150,107	[1]	$ 157,528
Trade and other receivables	197,506	172,214
Reclassified from Property, plant and equipment	575	1,086
Gross | Trade receivables excluding related party
Current
Trade receivables	60,167	43,078
Gross | Trade receivables related party
Current
Trade receivables	8,337	10,218
Allowance for trade receivables
Current
Trade receivables	$ (2,503)	$ (1,002)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.